Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,050,000
Previously Paid Amount	0.00
Total Fee Amount	160.76
Total Offset Amount	0.00
Net Fee	160.76
Narrative - Max Aggregate Offering Price	$ 1,050,000
Final Prospectus	true